Interest in Other Entities (Details) - Schedule of Summarizes the Total Loss From Investments Accounted for Using the Equity Method - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interest in Other Entities (Details) - Schedule of Summarizes the Total Loss From Investments Accounted for Using the Equity Method [Line Items]
Total loss from investments	$ 1,238	$ 1,910
Odysight.ai [Member]
Interest in Other Entities (Details) - Schedule of Summarizes the Total Loss From Investments Accounted for Using the Equity Method [Line Items]
Total loss from investments	655	1,073
Gix Internet [Member]
Interest in Other Entities (Details) - Schedule of Summarizes the Total Loss From Investments Accounted for Using the Equity Method [Line Items]
Total loss from investments		215
Parazero [Member]
Interest in Other Entities (Details) - Schedule of Summarizes the Total Loss From Investments Accounted for Using the Equity Method [Line Items]
Total loss from investments	384	295
Laminera [Member]
Interest in Other Entities (Details) - Schedule of Summarizes the Total Loss From Investments Accounted for Using the Equity Method [Line Items]
Total loss from investments	34	81
Polyrizon [Member]
Interest in Other Entities (Details) - Schedule of Summarizes the Total Loss From Investments Accounted for Using the Equity Method [Line Items]
Total loss from investments	65	159
Elbit Imaging [Member]
Interest in Other Entities (Details) - Schedule of Summarizes the Total Loss From Investments Accounted for Using the Equity Method [Line Items]
Total loss from investments		78
SciSparc Nutraceuticals [Member]
Interest in Other Entities (Details) - Schedule of Summarizes the Total Loss From Investments Accounted for Using the Equity Method [Line Items]
Total loss from investments	89
Revoltz [Member]
Interest in Other Entities (Details) - Schedule of Summarizes the Total Loss From Investments Accounted for Using the Equity Method [Line Items]
Total loss from investments	$ 11	$ 9